STOCKHOLDERS' EQUITY (DEFICIT) - Restricted Stock Awards (Narrative) (Details) - Restricted Stock	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period during which restricted stock awards are restricted in transferability	5 years
Vesting period of restricted stock awards	5 years